Document And Entity Information	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	ENTRAVISION COMMUNICATIONS CORP
Entity Central Index Key	0001109116
Entity Emerging Growth Company	false
Securities Act File Number	001-15997
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4783236
Entity Address, Address Line One	2425 Olympic Boulevard
Entity Address, Address Line Two	Suite 6000 West
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	447-3870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	EVC
Security Exchange Name	NYSE